TAXATION - Composition of income tax expenses (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 HKD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 HKD ($)	Dec. 31, 2021 HKD ($)
TAXATION
Current income tax expenses	$ 763,248		$ 466,074	$ 396,512
Deferred income tax benefit	(14,769)		(52,112)	(21,431)
Income tax expenses	$ 748,479	$ 95,825	$ 413,962	$ 375,081